Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts			Value
Corporate Bonds– 0%
Consumer Non-Cyclical – 0%
Britannia Industries Ltd, 8.0000%, 8/28/22((cost $1)	100	INR	$1
Common Stocks– 99.6%
Air Freight & Logistics – 0.4%
ZTO Express Cayman Inc	743		22,230
Automobiles – 1.2%
Bajaj Auto Ltd	1,129		44,114
Eicher Motors Ltd	340		10,230
Hero MotoCorp Ltd	207		8,864
			63,208
Banks – 13.3%
Agricultural Bank of China Ltd	64,000		20,039
Al Rajhi Bank	1,408		24,676
Alinma Bank	13,149		57,320
Bank of China Ltd	85,000		26,465
Bank of Communications Co Ltd	1,000		481
Chang Hwa Commercial Bank Ltd	4,432		2,657
China CITIC Bank Corp Ltd	7,000		2,718
China Construction Bank Corp	39,000		25,398
China Merchants Bank Co Ltd	6,500		30,954
China Minsheng Banking Corp Ltd	84,000		44,068
Commercial Bank PQSC	20,547		22,983
First Financial Holding Co Ltd	116,686		83,001
Hua Nan Financial Holdings Co Ltd	3,495		2,131
Industrial & Commercial Bank of China Ltd	54,000		28,153
Malayan Banking Bhd	400		697
Masraf Al Rayan QSC	62,897		72,010
Mega Financial Holding Co Ltd	19,000		18,253
National Commercial Bank	20		198
Postal Savings Bank of China Co Ltd (144A)	176,000		74,049
Public Bank Bhd	100		378
Qatar Islamic Bank SAQ	12,047		54,750
Qatar National Bank QPSC	13,033		65,071
Taiwan Cooperative Financial Holding Co Ltd	69,862		47,075
			703,525
Beverages – 0.4%
Arca Continental SAB de CV	2,100		9,099
China Resources Beer Holdings Co Ltd	2,000		12,269
			21,368
Biotechnology – 0.1%
Innovent Biologics Inc (144A)*	500		3,724
Chemicals – 5.1%
Asian Paints Ltd	2,241		60,386
Mesaieed Petrochemical Holding Co	77,953		44,615
Pidilite Industries Ltd	861		16,791
Saudi Arabian Fertilizer Co	2,723		59,477
Saudi Basic Industries Corp	994		23,441
Yanbu National Petrochemical Co	4,057		63,527
			268,237
Commercial Services & Supplies – 0.1%
A-Living Services Co Ltd (144A)	500		2,546
Communications Equipment – 1.0%
Accton Technology Corp	7,000		54,083
Construction Materials – 0.4%
Anhui Conch Cement Co Ltd	500		3,457
Shree Cement Ltd	63		17,310
Taiwan Cement Corp	1,200		1,721
			22,488
Diversified Consumer Services – 0.5%
GSX Techedu Inc (ADR)*,#	179		16,130
TAL Education Group (ADR)*	144		10,950
			27,080
Diversified Telecommunication Services – 7.5%
Chunghwa Telecom Co Ltd	77,000		284,047
Saudi Telecom Co	4,277		114,645
			398,692
Electric Utilities – 2.1%
Power Grid Corp of India Ltd	3,103		6,853
Saudi Electricity Co	14,589		66,997

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electric Utilities– (continued)
Tenaga Nasional Bhd	14,400	$36,426
		110,276
Electronic Equipment, Instruments & Components – 0.8%
Hon Hai Precision Industry Co Ltd	1,000	2,677
Synnex Technology International Corp	20,000	28,541
WPG Holdings Ltd	7,000	9,410
		40,628
Entertainment – 1.6%
NetEase Inc (ADR)	4	1,819
Netmarble Corp (144A)*	573	80,603
		82,422
Food & Staples Retailing – 3.8%
Avenue Supermarts Ltd (144A)*	1,994	59,557
BIM Birlesik Magazalar AS	4,387	39,565
CP ALL PCL	21,400	40,732
President Chain Store Corp	1,000	9,091
SPAR Group Ltd	106	1,200
Sun Art Retail Group Ltd	48,000	53,177
		203,322
Food Products – 6.9%
Almarai Co JSC	1,990	28,075
China Huishan Dairy Holdings Co Ltd*,¢	55,000	0
China Mengniu Dairy Co Ltd*	7,000	33,037
Gruma SAB de CV	1,010	11,197
Grupo Bimbo SAB de CV	9,973	18,666
Indofood Sukses Makmur Tbk PT	200	97
IOI Corp Bhd	39,600	42,522
Nestle India Ltd	184	39,721
Nestle Malaysia Bhd	1,400	47,677
Orion Corp/Republic of Korea	347	39,164
PPB Group Bhd	1,920	8,809
Savola Group	4,122	52,771
Sime Darby Plantation Bhd	14,300	17,447
Tingyi Cayman Islands Holding Corp	10,000	17,727
Uni-President Enterprises Corp	4,000	8,649
Universal Robina Corp	970	2,682
		368,241
Gas Utilities – 2.9%
China Gas Holdings Ltd	3,400	9,696
China Resources Gas Group Ltd	24,000	107,454
Petronas Gas Bhd	9,300	36,873
		154,023
Health Care Equipment & Supplies – 2.6%
Hartalega Holdings Bhd	13,800	54,535
Shandong Weigao Group Medical Polymer Co Ltd	24,000	48,084
Supermax Corp Bhd	3,100	6,309
Top Glove Corp Bhd	13,500	27,287
		136,215
Health Care Providers & Services – 0.5%
Celltrion Healthcare Co Ltd	326	24,431
Health Care Technology – 0.9%
Ping An Healthcare and Technology Co Ltd (144A)*	3,800	49,075
Hotels, Restaurants & Leisure – 0.1%
Haidilao International Holding Ltd (144A)	1,000	7,238
Yum China Holdings Inc	6	318
		7,556
Household Products – 1.1%
Hindustan Unilever Ltd	2,070	58,152
Industrial Conglomerates – 0.6%
Industries Qatar QSC	11,033	29,876
Information Technology Services – 0.5%
GDS Holdings Ltd (ADR)*,#	333	27,249
Insurance – 0.7%
ICICI Lombard General Insurance Co Ltd (144A)	1,958	34,626
Interactive Media & Services – 3.9%
Info Edge India Ltd	191	9,416
Kakao Corp	94	29,266
NAVER Corp	26	6,584
Tencent Holdings Ltd	2,400	159,829
Yandex NV*	17	1,109
		206,204
Internet & Direct Marketing Retail – 7.3%
Alibaba Group Holding Ltd (ADR)*	809	237,830

Shares or Principal Amounts		Value
Common Stocks– (continued)
Internet & Direct Marketing Retail– (continued)
JD.com Inc (ADR)*	21	$1,630
Meituan Dianping*	2,800	88,061
Pinduoduo Inc (ADR)*	793	58,801
		386,322
Life Sciences Tools & Services – 1.7%
Divi's Laboratories Ltd	1,924	79,552
Wuxi Biologics Cayman Inc (144A)*	500	12,271
		91,823
Machinery – 0.9%
China Conch Venture Holdings Ltd	10,000	46,356
Marine – 0.7%
MISC Bhd	20,000	36,108
Metals & Mining – 1.6%
Polymetal International PLC	1,162	25,270
Polyus PJSC (REG) (GDR)	375	39,409
Saudi Arabian Mining Co*	1,833	20,415
		85,094
Multi-Utilities – 0.3%
Qatar Electricity & Water Co QSC	3,312	15,418
Oil, Gas & Consumable Fuels – 2.8%
China Shenhua Energy Co Ltd	36,000	64,876
Indian Oil Corp Ltd	43,643	43,908
Petronet LNG Ltd	35	105
Qatar Fuel QSC	8,409	40,935
		149,824
Personal Products – 2.3%
Dabur India Ltd	12,075	83,782
Hengan International Group Co Ltd	3,000	21,810
Marico Ltd	3,259	16,088
		121,680
Pharmaceuticals – 4.8%
Cipla Ltd/India	1,845	19,465
Dr Reddy's Laboratories Ltd	947	66,633
Hansoh Pharmaceutical Group Co Ltd (144A)*	14,000	68,564
Lupin Ltd	5,041	68,890
Shin Poong Pharmaceutical Co Ltd*	12	1,297
Sino Biopharmaceutical Ltd	1,500	1,644
Sun Pharmaceutical Industries Ltd	4,069	27,698
		254,191
Real Estate Management & Development – 0.7%
Country Garden Services Holdings Co Ltd	6,000	38,826
Semiconductor & Semiconductor Equipment – 2.1%
Hanergy Thin Film Power Group - SPV Shares*,¢	52,000	3,154
Taiwan Semiconductor Manufacturing Co Ltd	6,000	90,118
United Microelectronics Corp	16,000	15,684
		108,956
Software – 1.3%
Kingdee International Software Group Co Ltd*	27,000	70,170
Specialty Retail – 1.3%
Jarir Marketing Co	773	38,634
Zhongsheng Group Holdings Ltd	5,000	31,427
		70,061
Technology Hardware, Storage & Peripherals – 1.6%
Compal Electronics Inc	3,000	1,979
Inventec Corp	6,000	4,667
Lite-On Technology Corp	21,000	33,440
Micro-Star International Co Ltd	3,000	13,862
Quanta Computer Inc	3,000	7,860
Wiwynn Corp	1,000	22,716
		84,524
Tobacco – 0%
ITC Ltd	295	687
KT&G Corp	4	282
		969
Water Utilities – 1.1%
Guangdong Investment Ltd	38,000	60,337
Wireless Telecommunication Services – 10.1%
Advanced Info Service PCL	13,000	70,388
Bharti Airtel Ltd	3,640	20,850
DiGi.Com Bhd	21,900	21,296
Etihad Etisalat Co*	8,227	62,663
Far EasTone Telecommunications Co Ltd	47,000	99,049
Maxis Bhd	12,400	15,178

Shares or Principal Amounts		Value
Common Stocks– (continued)
Wireless Telecommunication Services– (continued)
PLDT Inc	3,340	$92,223
Taiwan Mobile Co Ltd	44,000	146,889
Turkcell Iletisim Hizmetleri AS	4,601	9,056
		537,592
Total Common Stocks (cost $4,716,775)		5,277,728
Preferred Stocks– 0%
Diversified Telecommunication Services – 0%
Telefonica Brasil SA((cost $872)	100	773
Investment Companies– 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $41,546)	41,542	41,546
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	26,626	26,626
Time Deposits – 0.1%
Canadian Imperial Bank of Commerce, 0.0800%, 10/1/20	$6,656	6,656
Total Investments Purchased with Cash Collateral from Securities Lending (cost $33,282)		33,282
Total Investments (total cost $4,792,476) – 101.0%		5,353,330
Liabilities, net of Cash, Receivables and Other Assets – (1.0)%		(52,029)
Net Assets – 100%		$5,301,301

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$1,644,091	30.7%
Taiwan	987,600	18.5
India	793,679	14.8
Saudi Arabia	612,839	11.4
Malaysia	351,542	6.6
Qatar	345,658	6.5
South Korea	181,627	3.4
Thailand	111,120	2.1
Philippines	94,905	1.8
United States	74,828	1.4
Russia	65,788	1.2
Turkey	48,621	0.9
Mexico	38,962	0.7
South Africa	1,200	0.0
Brazil	773	0.0
Indonesia	97	0.0

Total	$5,353,330	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$20	$(6)	$-	$41,546
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	18∆	-	-	26,626
Total Affiliated Investments - 1.3%	$38	$(6)	$-	$68,172

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	-	581,441	(539,889)	41,546
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	16,637	127,590	(117,601)	26,626

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $392,253, which represents 7.4% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$1	$-
Common Stocks
Air Freight & Logistics	22,230	-	-
Beverages	9,099	12,269	-
Diversified Consumer Services	27,080	-	-
Entertainment	1,819	80,603	-
Food Products	29,863	338,378	0
Hotels, Restaurants & Leisure	318	7,238	-

Information Technology Services	27,249	-	-
Interactive Media & Services	1,109	205,095	-
Internet & Direct Marketing Retail	298,261	88,061	-
Semiconductor & Semiconductor Equipment	-	105,802	3,154
All Other	-	4,020,100	-
Preferred Stocks	-	773	-
Investment Companies	-	41,546	-
Investments Purchased with Cash Collateral from Securities Lending	-	33,282	-
Total Assets	$417,028	$4,933,148	$3,154

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of September 30, 2020.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.